Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

Total
As at December 31, 2021	53
Changes in Fair Value (1)	—
As at June 30, 2022	53
(1)     Changes in fair value are recorded in OCI.

Summary of Unrealized Risk Management Positions
Summary of Unrealized Risk Management Positions

	June 30, 2022			December 31, 2021
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	30	29	1	46	116	(70)
Renewable Power Contracts	3	4	(1)	—	—	—
Foreign Exchange Rate Contracts	1	—	1	2	—	2
	34	33	1	48	116	(68)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at	June 30, 2022	December 31, 2021
Level 2 – Prices Sourced From Observable Data or Market Corroboration	2	(68)
Level 3 – Prices Sourced From Partially Observable Data (1)	(1)	—
	1	(68)
(1)     Includes renewable power contracts with a fair value of $1 million (loss) as at June 30, 2022 (December 31, 2021 – $nil).
.
Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities from January 1 to June 30:

2022
Fair Value of Contracts, Beginning of Year	(68)
Change in Fair Value of Contracts in Place at Beginning of Year	(11)
Change in Fair Value of Contracts Entered Into During the Period	(1,557)
Fair Value of Contracts Realized During the Period	1,638
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(1)
Fair Value of Contracts, End of Period	1

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions
D) Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Realized (Gain) Loss	664	199	1,638	541
Unrealized (Gain) Loss (1)	(381)	401	(70)	253
(Gain) Loss on Risk Management	283	600	1,568	794
(1)     All WTI positions related to crude oil sales price risk management were closed by June 30, 2022.In the three months ended June 30, 2022, Cenovus recorded a realized net loss related to these positions of $467 million.
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.